September 21, 2009

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: VANGUARD BOND INDEX FUNDS (the “Trust”)
FILE NO. 33-6001

Commissioners:

Enclosed is the 52nd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this amendment is to add Institutional Plus Shares to Vanguard Total Bond Market Index Fund, a series of the
Trust.

Pursuant to the requirements of Rule 485(a)(1) under the Securities Act of 1933, the Registration
Statement shall become automatically effective on November 20, 2009. Prior to the effective date of the
Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) any non-material changes deemed appropriate. Pursuant to Rule 485(d)(2), the 485(b)
filing will designate as its effective date the same date on which this 485(a) shall become effective.

Please contact me at (610) 669-4294 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

The Vanguard Group, Inc.

Michael J. Drayo
Associate Counsel

Enclosures

cc: Christian Sandoe, Esq.
U.S. Securities & Exchange Commission

C-7